GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

March 31, 2021 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 91.09%(a)
U.S. Treasury Bill, 0.090% , 04/01/2021	$2,000,000	$2,000,000
U.S. Treasury Bill, 0.040% , 04/06/2021	2,600,000	2,599,999
U.S. Treasury Bill, 0.060% , 04/08/2021 (b)	3,700,000	3,699,998
U.S. Treasury Bill, 0.080% , 04/13/2021 (b)	6,300,000	6,300,000
U.S. Treasury Bill, 0.080% , 04/15/2021	3,000,000	2,999,988
U.S. Treasury Bill, 0.080% , 04/20/2021	4,600,000	4,599,963
U.S. Treasury Bill, 0.060% , 04/22/2021	1,300,000	1,299,995
U.S. Treasury Bill, 0.030% , 04/27/2021	8,000,000	7,999,928
U.S. Treasury Bill, 0.080% , 04/29/2021	7,800,000	7,799,961
U.S. Treasury Bill, 0.060% , 05/04/2021	1,500,000	1,499,990
U.S. Treasury Bill, 0.050% , 05/11/2021 (b)	10,600,000	10,599,878
U.S. Treasury Bill, 0.030% , 05/13/2021	13,000,000	12,999,733
U.S. Treasury Bill, 0.040% , 05/18/2021 (b)	5,900,000	5,899,844
U.S. Treasury Bill, 0.040% , 05/25/2021 (b)	18,000,000	17,999,666
U.S. Treasury Bill, 0.020% , 05/27/2021 (b)	15,000,000	14,999,767
U.S. Treasury Bill, 0.030% , 06/01/2021 (b)	2,000,000	1,999,967
U.S. Treasury Bill, 0.030% , 06/03/2021	3,000,000	2,999,934
U.S. Treasury Bill, 0.020% , 06/08/2021	5,000,000	4,999,953
U.S. Treasury Bill, 0.030% , 06/10/2021	5,000,000	4,999,888
U.S. Treasury Bill, 0.010% , 06/17/2021	12,000,000	11,999,736
U.S. Treasury Bill, 0.020% , 07/20/2021	5,000,000	4,999,803
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $135,294,625)		135,297,991

TOTAL INVESTMENTS - 91.09%
(Cost $135,294,625)		$135,297,991

Other Assets In Excess Of Liabilities - 8.91%		13,240,476	(c)
NET ASSETS (100.00%)		$148,538,467

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 2.
(c)	Includes cash which is being held as collateral for futures contracts.

At March 31, 2021, open futures contracts were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
Brent Crude(a)	179	05/28/21	Long	$11,153,490	$–	$(852,670)
Coffee ‘C’(a)	86	05/18/21	Long	3,982,875	–	(118,275)
Copper(a)	83	05/26/21	Long	8,290,663	336,575	–
Corn(a)	321	05/14/21	Long	9,056,213	259,888	–
Cotton No. 2(a)	54	05/06/21	Long	2,183,760	–	(168,305)
E-mini Silver(a)	1	04/28/21	Long	61,330	–	(4,513)
E-mini Gold(a)	1	05/26/21	Long	85,780	–	(1,420)
Gasoline RBOB(a)	49	04/30/21	Long	4,033,063	234,818	–
Gold 100 OZ(a)	108	06/28/21	Long	18,528,479	6,230	–
KC Hard Red Winter Wheat(a)	74	05/14/21	Long	2,130,275	–	(184,975)
Lean Hogs(a)	89	06/14/21	Long	3,748,680	269,290	–
Live Cattle(a)	119	06/30/21	Long	5,850,040	165,050	–
LME Nickel(a)	(1)	05/17/21	Short	(96,279)	447	–
LME Nickel(a)	36	05/17/21	Long	3,466,044	–	(448,865)
LME Primary Aluminum(a)	122	05/17/21	Long	6,710,763	315,038	–
LME Primary Aluminum(a)	(4)	05/17/21	Short	(220,025)	–	(5,125)
LME Zinc(a)	(2)	05/17/21	Short	(140,613)	–	(3,363)
LME Zinc(a)	66	05/17/21	Long	4,640,213	101,349	–
Low Sulphur Gasoil(a)	85	05/12/21	Long	4,313,750	–	(19,200)
Natural Gas(a)	426	04/28/21	Long	11,110,080	–	(916,929)
NY Harbour ULSD(a)	46	04/30/21	Long	3,419,254	–	(21,487)
Silver(a)	45	05/26/21	Long	5,519,700	–	(572,180)
Soybean(a)	122	05/14/21	Long	8,764,175	317,562	–
Soybean Meal(a)	118	05/14/21	Long	4,993,760	–	(24,460)
Soybean Oil(a)	173	05/14/21	Long	5,493,096	598,986	–
Sugar #11(a)	243	04/30/21	Long	4,019,803	–	(321,071)
Wheat (CBT)(a)	128	05/14/21	Long	3,955,200	–	(192,700)
WTI Crude(a)	228	04/20/21	Long	13,488,479	–	(41,000)
Total Futures Contracts					$2,605,233	$(3,896,538)
Net Unrealized Appreciation (Depreciation)						$(1,291,305)

(a)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund.

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2021:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$135,297,991	$–	$–	$135,297,991
Total	$135,297,991	$–	$–	$135,297,991
Other Financial Instruments
Assets
Futures Contracts	$2,605,233	$–	$–	$2,605,233
Liabilities
Futures Contracts	$(3,896,538)	$–	$–	$(3,896,538)
Total	$(1,291,305)	$–	$–	$(1,291,305)

As of March 31, 2021, there were no Level 3 investments held in the Fund.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF invests in certain commodity-related investments through GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary. At March 31, 2021, the net assets of GraniteShares BCOM Cayman Limited was $ 22,261,414, representing 15.0% of the Fund’s net assets.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.